Loss Per Share	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Loss Per Share
16. Loss Per Share
A reconciliation of the numerator and denominator used in the calculation of basic and diluted loss per common share is as follows:

	Year Ended June 30,
In millions, except per share amounts	2021	2020	2019
Net loss attributable to Mirion Technologies (TopCo), Ltd. stockholders	$(158.3)	$(119.1)	$(122.0)
Weighted average common shares outstanding – basic and diluted	6.549	6.453	6.300

Loss per share attributable to Mirion Technologies (TopCo), Ltd. stockholders – basic and diluted	$(24.18)	$ (18.45)	$ (19.36)

Anti-dilutive employee share-based awards, excluded	0.3	0.4	0.5
Potentially dilutive unvested stock awards using the treasury stock method or the if-converted
method, as applicable, are included when calculating diluted net income earnings (loss) per share attributable to Mirion Technologies (TopCo), Ltd. when their effect is dilutive. Because the Company incurred a net loss for the fiscal years ending June 30, 2021, June 30, 2020, and June 30, 2019, respectively, none of the potentially dilutive common shares were included in the diluted share calculations for those periods as they would have been anti-dilutive.